Accounts receivable, prepaids and other (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Supplier advances	$ 13,768	$ 5,742
Due from associate (Note 6)	14,441	0
Prepaid expenses	2,221	1,953
Other receivables	7,460	4,956
Accounts receivable, prepaids and other	$ 37,890	$ 12,651